Long term loan (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of loan payments
Year	Loan Payments

2016	3,000
2017	3,000
2018	3,000
2019	3,000
2020	1,500

13,500